LEASES (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
LEASES [Abstract]
Amortisation of right-of-use assets	$ (8,364)	$ (249,387)	$ (119,706)
Interest expense on lease liabilities		(78,040)	(44,512)
Net amount recognised in profit or loss		$ (327,427)	$ (164,218)